FAIR VALUE MEASUREMENTS (Tables)	4 Months Ended
Dec. 31, 2020
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Summary of fair value measurement of assets and liabilities based on hierarchy
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity
securities at December 31, 2020 are as follows:

Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in Trust Account	$275,038,028	$275,038,028	$—	$—

Liabilities:
Warrant Liability – Public Warrants	$21,343,306	$—	$—	$21,343,306

Warrant Liability – Private Placement Warrants	$13,631,507	$—	$—	$13,631,507

Summary of assumptions used in estimating the fair value of warrants
The following table provides quantitative information regarding Level 3 fair value measurements:

	At October 27, 2020 (Initial Measurement)	As of December 31, 2020
Stock price	$8.50	$9.23
Strike price	$11.50	$11.50
Term (in years)	5.0	5.0
Volatility	40.0%	40.0%
Risk-free rate	0.5%	0.6%
Dividend yield	0.0%	0.0%
Fair value of warrants	$2.33	$2.73

Summary of changes in the fair value of warrant liabilities
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of August 20, 2020	$—	$—	$—
Initial measurement on October 27, 2020	11,651,159	18,303,782	29,954,941
Change in valuation inputs or other assumptions	1,980,348	3,039,524	5,019,872

Fair value as of December 31, 2020	$13,631,507	$21,343,306	$34,974,813

Debt Securities, Held-to-maturity

Held-To-Maturity	Level	Amortized Cost	Gross Holding Loss	Fair Value
December 31, 2020 U.S. Treasury Securities (Mature on 04/29/2021)	1	$275,037,291	$(6,186)	$275,031,105